Subordinated liabilities - Narrative (Details) € in Millions, £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,734		£ 1,438
Redemption of subordinated debt	4,534		£ 3,464
ZAR Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	82
USD Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	73
USD Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	£ 73
10% GBP Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%	10.00%
Redemption of subordinated debt	£ 1,961
6% EUR Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	6.00%
Redemption of subordinated debt	£ 1,339
10.179% USD Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				10.179%
Redemption of subordinated debt	1,075
EUR Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 86
Barclays PLC | 1.125% Resetting callable notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Issuances | €		€ 855
Borrowings, interest rate	1.125%	1.125%
Barclays PLC | 3.811% Resetting callable notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	£ 724
Borrowings, interest rate	3.811%	3.811%